CONSOLIDATED BALANCE SHEETS (Parenthetical) - € / shares	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Common stock, par value per share	€ 0.45	€ 0.45
Common stock, shares authorized	33,333,334	33,333,334
Common stock, shares issued	10,961,698	8,061,698
Common stock, shares outstanding	10,961,698	8,061,698